Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000005027 [Member] | Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[1]
C000005027 [Member] | The Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
C000005027 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000005027 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000005027 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000005027 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
C000005027 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
C000005027 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[1]
C000005027 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[1]
C000005027 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[1]
C000005027 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005027 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005027 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000005027 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000005027 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000005027 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005027 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005027 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000005027 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000005027 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[2]
C000005027 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005026 [Member] | Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[3]
C000005026 [Member] | The Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[3]
C000005026 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000005026 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000005026 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000005026 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[3]
C000005026 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[3]
C000005026 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[3]
C000005026 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[3]
C000005026 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[3]
C000005026 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005026 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005026 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000005026 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000005026 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000005026 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005026 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005026 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000005026 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000005026 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[4]
C000005026 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Amount represents less than .1%.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Amount represents less than .1%.